Research and Development Expenses and Advertising Expenses - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Schedule Of Research And Development [Line Items]
Research and development expenses	¥ 83,050	¥ 83,315	¥ 96,997
Advertising expenses	¥ 62,531	¥ 61,544	¥ 69,129